COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Rollforward Schedule of Aircraft Purchase Orders and Options

	Successor				Predecessor
	Five Months Ended March 31,		Seven Months Ended October 31,		Fiscal Year Ended March 31,
	2020		2019		2019		2018
	Orders	Options	Orders	Options	Orders	Options	Orders	Options
Beginning of period	2	—	26	—	27	4	32	4

Aircraft delivered (1)	(2)	—	(2)	—	—	—	(5)	—
Aircraft rejected (2)	—	—	(22)	—	—	—	—	—
Cancelled order (3)	—	—	—	—	(1)	—	—	—
Expired options	—	—	—	—	—	(4)	—	—
End of period	—	—	2	—	26	—	27	4

(1)
On July 25, 2019 (Predecessor), the Company entered into an amendment to its agreement for the purchase of four AW189 U.K. SAR configuration helicopters. Pursuant to the amendment, the parties mutually agreed to postpone the delivery dates for three helicopters to the second half of fiscal year 2020 and the first quarter of fiscal year 2021. The postponement in deliveries resulted in deferral of approximately $14.4 million in capital expenditures scheduled for fiscal years 2020 into fiscal year 2021. One of the four AW189s was purchased in August 2019, one was purchased in October 2019 and two were purchased ahead of schedule in December 2019.

(2)	In October 2019 (Predecessor), the Bankruptcy Court approved the Company’s agreement with Airbus to reject its aircraft purchase contract for 22 large aircraft.

(3)
In December 2018 (Predecessor), a large aircraft order was terminated and the Company recorded contract termination costs of $14.0 million included in loss on disposal of assets on its consolidated statements of operations for amounts previously included in construction in progress on its consolidated balance sheets.